Note 2 - Securities 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Available-for-Sale Securities Reconciliation [Table Text Block]
	2024				2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. Treasury	$2,190	$51	$(2)	$2,239	$3,414	$36	$(9)	$3,441
U.S. government agencies	24,528	139	(255)	24,412	22,682	62	(632)	22,112
Taxable state and Municipal	6,711	-	(482)	6,229	7,930	-	(742)	7,188
Tax exempt state and municipal	55,723	19	(3,014)	52,728	58,750	26	(2,608)	56,168
U.S. government sponsored enterprise mortgage-backed	27,866	259	(432)	27,693	25,377	142	(700)	24,819
Corporate	5,037	-	(197)	4,840	5,057	-	(346)	4,711

Total debt securities available-for-sale	$122,055	$468	$(4,382)	$118,141	$123,210	$266	$(5,037)	$118,439

	2023				2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. Treasury	$3,414	$36	$(9)	$3,441	$10,082	$3	$(98)	$9,987
U.S. government agencies	22,682	62	(632)	22,112	36,030	-	(2,023)	34,007
Taxable state and Municipal	7,930	-	(742)	7,188	9,878	-	(1,161)	8,717
Tax exempt state and municipal	58,750	26	(2,608)	56,168	61,539	6	(4,430)	57,115
U.S. government sponsored enterprise mortgage-backed	25,377	142	(700)	24,819	12,225	1	(942)	11,284
Corporate	5,057	-	(346)	4,711	6,079	-	(452)	5,627

Total debt securities available-for-sale	$123,210	$266	$(5,037)	$118,439	$135,833	$10	$(9,106)	$126,737

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized Cost	Fair Value

Due in one year or less	$14,772	$14,629
Due after one year through five years	67,618	66,478
Due after five years through ten years	32,027	30,322
Due after ten years	7,638	6,712

Total	$122,055	$118,141

	Amortized Cost	Fair Value

Due in one year or less	$11,963	$11,746
Due after one year through five years	69,231	66,934
Due after five years through ten years	30,472	29,004
Due after ten years	11,544	10,755

Total	$123,210	$118,439

Unrealized Gain (Loss) on Investments [Table Text Block]
September 30, 2024	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury	$-	$-	$248	$2	$248	$2
U.S. government agencies	2,221	12	11,661	243	13,882	255
Taxable state and municipal	-	-	6,229	482	6,229	482
Tax-exempt state and municipal	1,835	17	43,357	2,997	45,192	3,014
U.S. government sponsored enterprise mortgage-backed	981	7	10,306	425	11,287	432
Corporate	-	-	4,343	197	4,343	197

Total debt securities available-for-sale	$5,037	$36	$76,144	$4,346	$81,181	$4,382
December 31, 2023	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury	$1,232	$4	$245	$5	$1,477	$9
U.S. government agencies	896	1	16,527	631	17,423	632
Taxable state and municipal	470	30	6,719	712	7,189	742
Tax-exempt state and municipal	3,389	42	44,786	2,566	48,175	2,608
U.S. government sponsored enterprise mortgage-backed	3,201	17	9,884	683	13,085	700
Corporate	-	-	4,711	346	4,711	346

Total debt securities available-for-sale	$9,188	$94	$82,872	$4,943	$92,060	$5,037

December 31, 2023	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury	$1,232	$4	$245	$5	$1,477	$9
U.S. government agencies	896	1	16,527	631	17,423	632
Taxable state and municipal	470	30	6,719	712	7,189	742
Tax-exempt state and municipal	3,389	42	44,786	2,566	48,175	2,608
U.S. government sponsored enterprise mortgage-backed	3,201	17	9,884	683	13,085	700
Corporate	-	-	4,711	346	4,711	346

Total debt securities available-for-sale	$9,188	$94	$82,872	$4,943	$92,060	$5,037
December 31, 2022	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury	$8,529	$63	$964	$35	$9,493	$98
U.S. government agencies	16,164	671	17,843	1,352	34,007	2,023
Taxable state and municipal	2,619	189	6,098	972	8,717	1,161
Tax-exempt state and municipal	38,502	2,574	16,150	1,856	54,652	4,430
U.S. government sponsored enterprise mortgage-backed	9,399	642	1,861	300	11,260	942
Corporate	3,784	220	1,844	232	5,628	452

Total debt securities available-for-sale	$78,997	$4,359	$44,760	$4,747	$123,757	$9,106

Gain (Loss) on Securities [Table Text Block]
	2024	2023
Net change in the unrealized gains and losses recognized during the period on marketable equity securities	$(112)	$(75)

Net losses recognized in net income during the period on marketable equity securities still held at the reporting date	$(112)	$(75)

	2023	2022
Net change in the unrealized gains and losses recognized during the period on marketable equity securities	$(78)	$(37)
Add: Net realized gains recognized on marketable equity securities sold during the period	-	-

Net losses recognized in net income during the period on marketable equity securities still held at the reporting date	$(78)	$(37)